UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Emerging Markets Equity Fund
	Shares	Value ($)
Common Stocks 87.3%
Brazil 2.3%
All America Latina Logistica	54,800	238,590
Arteris SA	23,900	248,560
Cosan SA Industria e Comercio	37,000	873,277
Lojas Renner SA	21,100	844,593
Marfrig Alimentos SA*	64,900	334,057
Usinas Siderurgicas de Minas Gerais SA	42,000	235,167

(Cost $3,348,948)		2,774,244
China 4.9%
China National Building Material Co., Ltd. "H"	311,000	497,957
China Shenhua Energy Co., Ltd. "H"	140,800	606,975
China Telecom Corp., Ltd. "H"	1,408,000	768,499
Dongfeng Motor Group Co., Ltd. "H"	250,000	407,741
PetroChina Co., Ltd. "H"	1,800,000	2,558,956
Shanghai Electric Group Co., Ltd. "H"	807,000	335,348
Tencent Holdings Ltd.	18,100	634,080

(Cost $5,605,491)		5,809,556
Czech Republic 0.7%
Komercni Banka AS (Cost $804,044)	4,000	807,680
Hong Kong 11.7%
BOC Hong Kong (Holdings) Ltd.	1,310,000	4,493,630
Brilliance China Automotive Holdings Ltd.*	230,000	310,005
China Merchants Holdings International Co., Ltd.	1,130,000	4,019,020
China Mobile Ltd.	188,000	2,057,847
China Unicom (Hong Kong) Ltd.	200,000	320,328
CNOOC Ltd.	865,000	1,780,997
Huabao International Holdings Ltd. (a)	1,830,000	1,005,267

(Cost $12,904,094)		13,987,094
India 7.7%
Axis Bank Ltd.	31,400	888,545
Cairn India Ltd.	388,000	2,366,972
Coal India Ltd.	235,386	1,562,931
Dr. Reddy's Laboratories Ltd.	16,000	579,052
HDFC Bank Ltd.	35,000	423,213
Hero Motocorp Ltd.	16,000	542,237
Hindalco Industries Ltd.	338,654	737,196
Housing Development Finance Corp., Ltd.	15,600	230,686
ICICI Bank Ltd.	10,600	237,379
Jindal Steel & Power Ltd.	44,300	349,427
Reliance Capital Ltd.	26,900	240,274
Satyam Computer Services Ltd.*	348,000	785,311
Zee Entertainment Enterprises Ltd.	73,000	317,960

(Cost $9,718,545)		9,261,183
Indonesia 1.5%
PT Bank Central Asia Tbk	240,000	237,706
PT Indofood Sukses Makmur Tbk	1,735,000	1,077,524
PT Telekomunikasi Indonesia Tbk	522,000	520,624

(Cost $1,696,551)		1,835,854
Korea 18.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,100	522,319
Hankook Tire Co., Ltd.*	18,340	752,483
Hankook Tire Worldwide Co., Ltd.	90,773	1,408,864
Hyundai Engineering & Construction Co., Ltd.	16,800	1,057,881
Hyundai Mobis	19,990	5,230,166
Hyundai Motor Co.	1,220	229,541
LG Chem Ltd.	5,980	1,671,232
LG Innotek Co., Ltd.*	44,080	3,095,584
Samsung Electronics Co., Ltd.	5,620	7,470,164
Samsung Fire & Marine Insurance Co., Ltd.	1,130	228,799
Samsung Heavy Industries Co., Ltd.	6,700	235,183

(Cost $19,244,174)		21,902,216
Malaysia 4.4%
Malayan Banking Bhd.	80,000	228,659
Sime Darby Bhd.	1,663,000	4,980,637

(Cost $5,342,466)		5,209,296
Mexico 3.1%
Alfa SAB "A"	330,000	795,762
America Movil SAB de CV "L"	1,072,000	1,352,373
Cemex SAB de CV (Units)	269,000	293,021
Fomento Economico Mexicano SAB de CV (Units)	20,300	219,372
Grupo Televisa SAB	28,586	160,415
Industrias Penoles SAB de CV	9,400	460,862
Wal-Mart de Mexico SAB de CV "V"	120,000	388,278

(Cost $3,251,971)		3,670,083
Philippines 0.9%
Ayala Corp.	60,000	838,797
SM Prime Holdings, Inc.	560,000	241,630

(Cost $1,067,247)		1,080,427
Poland 0.2%
Synthos SA (Cost $242,316)	139,000	235,815
Russia 3.7%
Magnit OJSC (GDR) REG S	47,000	2,089,620
Mechel (ADR) (a)	67,000	452,250
Rostelecom	112,000	452,001
TMK OAO (GDR) REG S	91,000	1,383,200

(Cost $4,820,961)		4,377,071
South Africa 8.2%
African Rainbow Minerals Ltd.	53,200	1,198,533
Aspen Pharmacare Holdings Ltd.*	204,400	3,766,658
Sasol Ltd.	59,200	2,563,333
The Foschini Group Ltd.	110,000	1,440,274
Woolworths Holdings Ltd.	116,000	823,876

(Cost $9,403,540)		9,792,674
Taiwan 12.3%
Asia Cement Corp.	723,010	920,013
Asustek Computer, Inc.	20,100	230,331
China Airlines Ltd.*	3,705,000	1,626,526
Chinatrust Financial Holding Co., Ltd.	2,551,876	1,460,365
Chungwha Telecom Co., Ltd.	276,000	879,104
MediaTek, Inc.	108,600	1,186,453
Taiwan Semiconductor Manufacturing Co., Ltd.	2,430,000	8,341,140

(Cost $12,944,583)		14,643,932
Thailand 1.2%
Advanced Info Service PCL	34,000	239,437
CP All PCL	350,000	548,709
Krung Thai Bank PCL	302,000	231,918
PTT Exploration & Production PCL	43,000	239,369
Siam Commercial Bank PCL	38,000	228,102

(Cost $1,527,015)		1,487,535
Turkey 3.0%
Akbank TAS	140,000	708,763
Eregli Demir ve Celik Fabrikalari TAS	550,000	782,276
Tupras-Turkiye Petrol Rafinerileri AS	13,200	363,980
Turkiye Halk Bankasi AS	105,000	1,039,348
Yapi ve Kredi Bankasi AS*	252,000	739,818

(Cost $3,665,406)		3,634,185
United Kingdom 0.4%
Old Mutual PLC (Cost $451,853)	166,000	493,357
United States 2.8%
SEI Investments Co. (Cost $2,681,746)	126,000	3,396,960

Total Common Stocks (Cost $98,720,951)		104,399,162
Preferred Stocks 8.5%
Brazil
Banco Bradesco SA	282,000	5,183,016
Companhia de Bebidas das Americas	43,400	2,044,302
Companhia Energetica de Minas Gerais	128,275	1,391,388
Metalurgica Gerdau SA	27,400	306,699
Usinas Siderurgicas de Minas Gerais SA "A"	225,000	1,168,303

Total Preferred Stocks (Cost $10,805,923)		10,093,708
Securities Lending Collateral 1.1%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $1,351,575)	1,351,575	1,351,575
Cash Equivalents 0.8%
Central Cash Management Fund, 0.11% (b) (Cost $949,636)	949,636	949,636

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $111,828,085) †	97.7	116,794,081
Other Assets and Liabilities, Net	2.3	2,791,740

Net Assets	100.0	119,585,821

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $111,987,405.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $4,806,676.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,709,657 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,902,981.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $1,275,564, which is 1.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2013 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common & Preferred Stocks
Financials	23,987,509	20.9%
Information Technology	21,743,063	19.0%
Energy	14,299,990	12.5%
Industrials	14,059,826	12.3%
Consumer Discretionary	11,059,291	9.7%
Materials	10,314,018	9.0%
Consumer Staples	6,701,862	5.8%
Telecommunication Services	6,590,213	5.8%
Health Care	4,345,710	3.8%
Utilities	1,391,388	1.2%
Total	114,492,870	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks
Brazil	$12,867,952	$—	$—	$12,867,952
China	—	5,809,556	—	5,809,556
Czech Republic	—	807,680	—	807,680
Hong Kong	—	13,987,094	—	13,987,094
India	—	9,261,183	—	9,261,183
Indonesia	—	1,835,854	—	1,835,854
Korea	—	21,902,216	—	21,902,216
Malaysia	—	5,209,296	—	5,209,296
Mexico	3,670,083	—	—	3,670,083
Philippines	—	1,080,427	—	1,080,427
Poland	—	235,815	—	235,815
Russia	3,925,070	452,001	—	4,377,071
South Africa	—	9,792,674	—	9,792,674
Taiwan	—	14,643,932	—	14,643,932
Thailand	—	1,487,535	—	1,487,535
Turkey	—	3,634,185	—	3,634,185
United Kingdom	—	493,357	—	493,357
United States	3,396,960	—	—	3,396,960
Short-Term Investments (d)	2,301,211	—	—	2,301,211
Total	$26,161,276	$90,632,805	$—	$$116,794,081

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013